Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Accounts receivable, allowances	$ 98	$ 53
Common stock, no par value
Common stock, shares authorized	1,800,000	1,800,000
Common stock, shares issued	939,208	929,277
Common stock, shares outstanding	939,208	929,277